Expenses for shipping activities	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Expenses for shipping activities
Expenses for shipping activities

Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Commissions paid	(5,085)	(2,742)
Bunkers	(52,716)	(32,255)
Other voyage related expenses	(16,700)	(11,280)
Total voyage expenses and commissions	(74,501)	(46,277)

The voyage expenses and commissions increased in the first six months of 2019 compared to the same period in 2018 because a lower proportion of vessels were on time charter contract in the first half of 2019, compared to the same period in 2018 and due to an increase in the fleet size as a consequence of the business combination with Gener8 Maritime Inc. For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. Voyage expenses for vessels operated in a Pool, are paid by the Pool.

The majority of other voyage expenses are port costs, agency fees and agent fees paid to operate the vessels on the spot market. Port costs vary depending on the number of spot voyages performed, number and type of ports.

Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Operating expenses	(99,487)	(71,456)
Insurance	(7,888)	(7,414)
Total vessel operating expenses	(107,375)	(78,870)

The operating expenses relate mainly to the crewing, technical and other costs to operate tankers. In the first six months of 2019 these expenses were higher compared to the same period in 2018 due to an increase in the fleet size as a consequence of the business combination with Gener8 Maritime Inc.

Charter hire expenses

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Charter hire	—	—
Bare boat hire	—	(15,432)
Total charter hire expenses	—	(15,432)

The bareboat charter-hire expenses in the first six months of 2018 are entirely attributable to the sale and leaseback agreement of four VLCCs (Nautilus, Navarin, Neptun and Nucleus), under a five year bareboat contract signed on December 16, 2016. Following the adoption of IFRS 16 on January 1, 2019, costs related to these bareboat agreements are recognized in depreciation for the depreciation of the right-of-use asset over the remaining lease term and finance expenses (see Note 4).

General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2019	June 30, 2018

Wages and salaries	(16,182)	(7,929)
Social security costs	(1,793)	(1,863)
Provision for employee benefits	139	(319)
Equity-settled share-based payments	—	(37)
Other employee benefits	(1,617)	(1,836)
Employee benefits	(19,453)	(11,984)

Administrative expenses	(17,017)	(17,083)
Tonnage Tax	360	(2,086)
Claims	17	—
Provisions	(283)	3

Total general and administrative expenses	(36,376)	(31,150)

The general and administrative expenses which include amongst others: shore staff wages, director fees, consulting and audit fees and tonnage tax, increased in the first six months of 2019 compared to the same period in 2018.

This increase was mainly related to the merger with Gener8 Maritime Inc. which had an impact on wages and salaries due to a higher number of staff and the settlement following the stepping down of the CEO Paddy Rodgers in the course of the first semester in 2019.